Loans and liquidity investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015
Loans:
Loans in the form of interest-bearing securities	kr 36,781		kr 41,125
Loans to credit institutions	27,725		23,198
Loans to the public	161,094		141,111
Cash collateral under the security agreements for derivative contracts	(16,374)		(10,314)
Total loans	209,226		195,120
Liquidity investments:
Cash and cash equivalents	2,416	[1]	1,231	[1]	kr 7,054		kr 2,258
Cash collateral under the security agreements for derivative contracts	16,374		10,314
Treasuries/government bonds	11,117		4,382
Other interest-bearing securities except loans	48,665		39,807
Total liquidity investments	78,572		55,734
issued by public authorities	15,110		9,309
quoted on an exchange	kr 24,505		kr 22,396

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.